Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Net operating losses	$ 43,484	$ 25,231
Valuation allowance	$ (43,484)	$ (25,231)
Net deferred income tax asset